Schedule of detailed information about intangible assets (Details) - USD ($)	3 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Intangible assets beginning balance	$ 10,699,670	$ 24,595,742
Foreign exchange	(12,683)	(307,381)
Intangible assets, ending balance	10,686,987	24,288,361
Accumulated amortization, beginning balance	8,032,307	12,113,498
Amortization	292,669	948,961
Foreign exchange	(12,684)	(302,689)
Accumulated amortization, ending balance	8,312,292	12,759,770
Intangible assets other than goodwill	2,374,695		$ 2,667,363
Patent [member]
IfrsStatementLineItems [Line Items]
Intangible assets beginning balance	4,400,790	9,430,265
Foreign exchange
Intangible assets, ending balance	4,400,790	9,430,265
Accumulated amortization, beginning balance	4,400,790	2,514,737
Amortization		471,513
Foreign exchange
Accumulated amortization, ending balance	4,400,790	2,986,250
Intangible assets other than goodwill
Application Platforms [member]
IfrsStatementLineItems [Line Items]
Intangible assets beginning balance	496,228	1,073,045
Foreign exchange		(11,723)
Intangible assets, ending balance	496,228	1,061,322
Accumulated amortization, beginning balance	496,228	966,444
Amortization		28,000
Foreign exchange		(11,723)
Accumulated amortization, ending balance	496,228	982,721
Intangible assets other than goodwill
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets beginning balance	2,749,023	8,330,683
Foreign exchange	(10,950)	(219,879)
Intangible assets, ending balance	2,738,073	8,110,804
Accumulated amortization, beginning balance	2,193,913	6,340,302
Amortization	212,169	212,167
Foreign exchange	(10,950)	(219,879)
Accumulated amortization, ending balance	2,395,132	6,332,590
Intangible assets other than goodwill	342,941		555,110
Brand [member]
IfrsStatementLineItems [Line Items]
Intangible assets beginning balance	261,741	2,137,449
Foreign exchange	(1,733)	(63,862)
Intangible assets, ending balance	260,008	2,073,587
Accumulated amortization, beginning balance	232,209	1,375,647
Amortization	5,250	101,666
Foreign exchange	(1,734)	(46,975)
Accumulated amortization, ending balance	235,725	1,430,338
Intangible assets other than goodwill	24,283		29,532
Customer lists and contracts [member]
IfrsStatementLineItems [Line Items]
Intangible assets beginning balance	2,791,888	3,624,300
Foreign exchange		(11,917)
Intangible assets, ending balance	2,791,888	3,612,383
Accumulated amortization, beginning balance	709,167	916,368
Amortization	75,250	135,615
Foreign exchange		(24,112)
Accumulated amortization, ending balance	784,417	$ 1,027,871
Intangible assets other than goodwill	$ 2,007,471		$ 2,082,721